UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments.

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 15.2%
	ACE Securities Corp. Home Equity Loan Trust Series
$75,188	Series 2005-HE2, Class M4, 3.446% (LIBOR 1 Month+96 basis points), 4/25/2035[1,2]	$75,279
148,938	Series 2005-WF1, Class M2, 3.146% (LIBOR 1 Month+66 basis points), 5/25/2035[1,2]	149,040
	AmeriCredit Automobile Receivables Trust
129,166	Series 2017-3, Class A2B, 2.722% (LIBOR 1 Month+24 basis points), 12/18/2020[1,2]	129,166
40,569	Series 2015-1, Class C, 2.510%, 1/8/2021[1]	40,559
129,743	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-R9, Class M2, 3.460% (LIBOR 1 Month+97 basis points), 10/25/2034[1,2]	130,251
750,000	Anchorage Capital CLO Ltd. Series 2014-5RA, Class X, 3.387% (LIBOR 3 Month+60 basis points), 1/15/2030[1,2,3]	747,631
182,271	Angel Oak Mortgage Trust LLC Series 2017-3, Class A1, 2.708%, 11/25/2047[1,3,4]	181,437
1,000,000	Apex Credit CLO Ltd. Series 2015-2A, Class BR, 4.173% (LIBOR 3 Month+140 basis points), 10/17/2026[1,2,3]	983,456
618,750	Apidos CLO Series 2013-12A, Class XR, 3.387% (LIBOR 3 Month+60 basis points), 4/15/2031[1,2,3]	616,667
140,531	Asset Backed Securities Corp. Home Equity Loan Trust Series 2005-HE5, Class M3, 3.206% (LIBOR 1 Month+72 basis points), 6/25/2035[1,2]	140,851
675,122	Atlas Senior Loan Fund Ltd. Series 2018-10A, Class X, 3.437% (LIBOR 3 Month+65 basis points), 1/15/2031[1,2,3]	673,992
1,025,000	BlueMountain CLO Ltd. Series 2015-2A, Class BR, 4.280% (LIBOR 3 Month+150 basis points), 7/18/2027[1,2,3]	1,016,931
1,196,429	Canyon Capital CLO Ltd. Series 2016-1A, Class X, 3.487% (LIBOR 3 Month+70 basis points), 7/15/2031[1,2,3]	1,188,991
	Capital Auto Receivables Asset Trust
205,240	Series 2015-1, Class D, 3.160%, 8/20/2020[1]	205,262
305,000	Series 2016-1, Class D, 4.030%, 8/21/2023[1]	306,977
360,000	CBAM Ltd. Series 2017-3A, Class X, 3.473% (LIBOR 3 Month+70 basis points), 10/17/2029[1,2,3]	358,824
391,799	Citigroup Mortgage Loan Trust, Inc. Series 2018-RP1, Class A1, 3.000%, 9/25/2064[1,3,4]	387,865

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
	COLT Mortgage Loan Trust
$142,852	Series 2016-2, Class A1, 2.750%, 9/25/2046[1,3,4]	$142,410
72,543	Series 2017-1, Class A2, 2.819%, 5/27/2047[1,3,4]	72,091
57,477	Series 2017-1, Class A3, 3.074%, 5/27/2047[1,3,4]	57,284
402,651	Series 2018-4, Class A3, 4.210%, 12/28/2048[1,3,4]	405,108
972,074	Series 2019-1, Class A3, 4.012%, 3/25/2049[1,3,4]	978,217
57,692	Commonbond Student Loan Trust Series 2016-B, Class B, 4.000%, 10/25/2040[1,3]	58,608
	CPS Auto Receivables Trust
200,000	Series 2015-C, Class D, 4.630%, 8/16/2021[1,3]	202,339
400,000	Series 2017-B, Class D, 3.950%, 3/15/2023[1,3]	403,242
	Credit Acceptance Auto Loan Trust
1,000,000	Series 2016-2A, Class C, 4.290%, 11/15/2024[1,3]	1,003,860
910,000	Series 2017-1A, Class B, 3.040%, 12/15/2025[1,3]	908,258
	Deephaven Residential Mortgage Trust
522,715	Series 2018-1A, Class A1, 2.976%, 12/25/2057[1,3,4]	522,288
78,189	Series 2017-1A, Class A1, 2.725%, 12/26/2046[1,3,4]	77,901
41,082	Series 2017-1A, Class A2, 2.928%, 12/26/2046[1,3,4]	40,939
26,505	Series 2017-1A, Class A3, 3.485%, 12/26/2046[1,3,4]	26,518
101,867	Series 2017-3A, Class A3, 2.813%, 10/25/2047[1,3,4]	101,360
800,000	Dryden CLO Ltd. Series 2018-71A, Class B, 4.592% (LIBOR 3 Month+190 basis points), 1/15/2029[1,2,3]	798,426
41,043	Earnest Student Loan Program LLC Series 2016-D, Class B, 3.800%, 1/25/2041[1,3]	41,188
625,000	Exeter Automobile Receivables Trust Series 2018-2A, Class C, 3.690%, 3/15/2023[1,3]	629,811
100,000	First Investors Auto Owner Trust Series 2015-2A, Class D, 4.220%, 12/15/2021[1,3]	100,696
	Flagship Credit Auto Trust
200,000	Series 2016-1, Class B, 3.910%, 6/15/2022[1,3]	200,853
205,000	Series 2016-2, Class B, 3.840%, 9/15/2022[1,3]	206,018
1,095,000	Series 2017-3, Class B, 2.590%, 7/15/2022[1,3]	1,088,360
104,216	Foursight Capital Automobile Receivables Trust Series 2017-1, Class A, 2.370%, 4/15/2022[1,3]	103,870
776,250	Galaxy CLO Ltd. Series 2018-27A, Class X, 3.283% (LIBOR 3 Month+60 basis points), 5/16/2031[1,2,3]	776,467
200,000	Great Lakes CLO Ltd. Series 2015-1A, Class X, 3.387% (LIBOR 3 Month+60 basis points), 1/16/2030[1,2,3]	199,991
125,000	Hempstead CLO Ltd. Series 2017-2A, Class X, 3.697% (LIBOR 3 Month+100 basis points), 8/10/2029[1,2,3]	124,940

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
	Home Equity Asset Trust
$62,782	Series 2005-5, Class M2, 3.251% (LIBOR 1 Month+77 basis points), 11/25/2035[1,2]	$62,880
64,693	Series 2005-6, Class M2, 2.976% (LIBOR 1 Month+49 basis points), 12/25/2035[1,2]	64,818
210,240	Hull Street CLO Ltd. Series 2014-1A, Class AR, 4.000% (LIBOR 3 Month+122 basis points), 10/18/2026[1,2,3]	210,241
375,000	KKR CLO Ltd. Series 11, Class X, 3.387% (LIBOR 3 Month+60 basis points), 1/15/2031[1,2,3]	374,496
1,000,000	Mariner CLO LLC 9.850%, 4/20/2032	1,000,000
	Mountain View CLO
500,000	Series 2013-1A, Class XR, 3.547% (LIBOR 3 Month+75 basis points), 10/12/2030[1,2,3]	497,544
1,166,667	Series 2015-9A, Class X, 3.337% (LIBOR 3 Month+55 basis points), 7/15/2031[1,2,3]	1,165,828
642,857	MP CLO Ltd. Series 2013-1A, Class X, 3.411% (LIBOR 3 Month+65 basis points), 10/20/2030[1,2,3]	642,930
	NextGear Floorplan Master Owner Trust
250,000	Series 2016-2A, Class A2, 2.190%, 9/15/2021[1,3]	249,104
853,000	Series 2017-2A, Class B, 3.020%, 10/17/2022[1,3]	851,332
240,000	Series 2018-1A, Class B, 3.570%, 2/15/2023[1,3]	241,379
	OZLM Ltd.
250,000	Series 2015-11A, Class X, 3.500% (LIBOR 3 Month+75 basis points), 10/30/2030[1,2,3]	249,837
875,000	Series 2018-20A, Class X, 3.461% (LIBOR 3 Month+70 basis points), 4/20/2031[1,2,3]	872,659
	Palmer Square CLO Ltd.
801,457	Series 2018-3A, Class A1, 3.534% (LIBOR 3 Month+85 basis points), 8/15/2026[1,2,3]	795,379
750,000	Series 2018-3A, Class B, 4.584% (LIBOR 3 Month+190 basis points), 8/15/2026[1,2,3]	735,280
3,205	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-MHQ1, Class M2, 3.610% (LIBOR 1 Month+112 basis points), 12/25/2034[1,2]	3,206
1,205,000	Prestige Auto Receivables Trust Series 2015-1, Class D, 3.050%, 4/15/2021[1,3]	1,205,271
149,191	RAMP Trust Series 2005-EFC2, Class M4, 3.401% (LIBOR 1 Month+92 basis points), 7/25/2035[1,2]	149,628
	RASC Trust
196,414	Series 2005-KS9, Class M3, 2.946% (LIBOR 1 Month+46 basis points), 10/25/2035[1,2]	196,701

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
	RASC Trust
$357,442	Series 2005-KS8, Class M3, 2.966% (LIBOR 1 Month+48 basis points), 8/25/2035[1,2]	$357,621
700,000	Sound Point CLO Ltd. Series 2015-2A, Class B2R, 4.111% (LIBOR 3 Month+135 basis points), 7/20/2027[1,2,3]	686,205
226,684	Soundview Home Loan Trust Series 2005-DO1, Class M4, 3.386% (LIBOR 1 Month+90 basis points), 5/25/2035[1,2]	226,692
940,152	Spirit Master Funding LLC Series 2014-1A, Class A2, 5.370%, 7/20/2040[1,3]	956,892
	Structured Asset Investment Loan Trust
48,642	Series 2004-10, Class A7, 3.545% (LIBOR 1 Month+106 basis points), 11/25/2034[1,2]	48,879
93,866	Series 2005-1, Class M2, 3.206% (LIBOR 1 Month+72 basis points), 2/25/2035[1,2,3]	94,181
87,667	Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-WF2, Class A4, 2.796% (LIBOR 1 Month+31 basis points), 7/25/2036[1,2]	87,589
200,000	Symphony Clo Ltd. Series 2007-5A, Class A2, 4.287% (LIBOR 3 Month+150 basis points), 1/15/2024[1,2,3]	199,896
1,750,000	Trinitas CLO Ltd. Series 2016-4A, Class XR, 3.530% (LIBOR 3 Month+75 basis points), 10/18/2031[1,2,3]	1,745,650
760,000	Voya CLO Ltd. Series 2016-1A, Class XR, 3.361% (LIBOR 3 Month+60 basis points), 1/20/2031[1,2,3]	760,004
	Westlake Automobile Receivables Trust
250,000	Series 2017-2A, Class E, 4.630%, 7/15/2024[1,3]	251,788
100,000	Series 2016-2A, Class D, 4.100%, 6/15/2021[1,3]	100,557
340,000	Series 2017-1A, Class C, 2.700%, 10/17/2022[1,3]	339,373
735,000	Series 2018-1A, Class C, 2.920%, 5/15/2023[1,3]	734,355
	TOTAL ASSET-BACKED SECURITIES
	(Cost $32,762,178)	32,762,417
	BANK LOANS — 8.4%
295,353	1011778 BC ULC 4.772% (US LIBOR+225 basis points), 2/17/2024[1,2,5,6]	291,168
494,242	Albertson's LLC 5.609% (US LIBOR+325 basis points), 12/21/2022[1,2,5]	491,156
640,928	American Airlines, Inc. 4.493% (US LIBOR+200 basis points), 10/10/2021[1,2,5]	637,073
473,966	American Axle & Manufacturing, Inc. 4.740% (US LIBOR+225 basis points), 4/6/2024[1,2,5]	463,991

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$483,166	Aramark Services, Inc. 4.249% (US LIBOR+175 basis points), 3/11/2025[1,2,5]	$480,071
414,395	Asurion LLC 5.499% (US LIBOR+300 basis points), 11/3/2023[1,2,5]	413,146
490,965	Avolon TLB Borrower 1 U.S. LLC 4.488% (US LIBOR+200 basis points), 1/15/2025[1,2,5]	487,698
498,718	CDW LLC 4.250% (US LIBOR+175 basis points), 8/17/2023[1,2,5]	498,486
378,086	CenturyLink, Inc. 5.272% (US LIBOR+275 basis points), 1/31/2025[1,2,5]	371,471
396,995	Charter Communications Operating LLC 4.500% (US LIBOR+200 basis points), 4/30/2025[1,2,5]	394,837
297,000	Chemours Co. 4.250% (US LIBOR+175 basis points), 4/3/2025[1,2,5]	294,493
443,660	CSC Holdings LLC 4.734% (US LIBOR+225 basis points), 7/17/2025[1,2,5]	431,777
517,978	DaVita, Inc. 4.730% (US LIBOR+275 basis points), 6/24/2021[1,2,5]	518,385
433,206	Dell International LLC 4.500% (US LIBOR+200 basis points), 9/7/2023[1,2,5]	428,839
400,000	Energizer Holdings, Inc. 4.734% (US LIBOR+225 basis points), 6/21/2025[1,2,5]	396,000
	First Data Corp.
597,300	4.485% (US LIBOR+200 basis points), 7/10/2022[1,2,5,7,8]	596,497
230,733	4.485% (US LIBOR+200 basis points), 4/26/2024[1,2,5]	230,325
296,935	Golden Nugget, Inc. 0.000% (US LIBOR+325 basis points), 10/4/2023[1,2,5]	294,406
247,500	Hanesbrands, Inc. 4.249% (US LIBOR+175 basis points), 12/15/2024[1,2,5]	247,397
501,163	Hilton Worldwide Finance LLC 4.235% (US LIBOR+175 basis points), 10/25/2023[1,2,5]	500,577
335,000	Level 3 Parent LLC 4.735% (US LIBOR+225 basis points), 2/17/2024[1,2,5]	331,544
289,080	McDermott Technology Americas, Inc. 7.242% (US LIBOR+500 basis points), 4/5/2025[1,2,5]	277,747
531,197	MGM Growth Properties Operating Partnership LP 4.499% (US LIBOR+200 basis points), 3/25/2025[1,2,5,7,8]	524,796
494,279	Micron Technology, Inc. 4.250% (US LIBOR+600 basis points), 4/26/2022[1,2,5]	494,403
385,765	MPH Acquisition Holdings LLC 5.553% (US LIBOR+300 basis points), 6/7/2023[1,2,5]	374,285
500,660	Navistar, Inc. 5.820% (US LIBOR+350 basis points), 11/6/2024[1,2,5]	500,034
635,196	NRG Energy, Inc. 4.249% (US LIBOR+175 basis points), 6/30/2023[1,2,5]	628,736

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$482,000	Panther BF Aggregator 2 LP 3.500% (US LIBOR+350 basis points), 3/18/2026[1,2,5,6,7,8]	$477,175
509,649	Party City Holdings, Inc. 5.000% (US LIBOR+250 basis points), 8/19/2022[1,2,5]	506,675
517,706	Post Holdings, Inc. 4.490% (US LIBOR+200 basis points), 5/24/2024[1,2,5]	514,028
498,750	Resideo Funding, Inc. 4.610% (US LIBOR+200 basis points), 10/4/2025[1,2,5]	498,127
196,985	Serta Simmons Bedding LLC 3.500% (US LIBOR+350 basis points), 11/8/2023[1,2,5]	147,246
241,519	Sinclair Television Group, Inc. 4.750% (US LIBOR+225 basis points), 1/3/2024[1,2,5]	239,633
522,924	Sprint Communications, Inc. 5.000% (US LIBOR+250 basis points), 2/3/2024[1,2,5]	510,374
390,000	SS&C Technologies, Inc. 2.250% (US LIBOR+225 basis points), 4/16/2025[2,5,7,8]	387,217
390,377	United Airlines, Inc. 4.249% (US LIBOR+175 basis points), 4/1/2024[1,2,5]	386,836
437,516	Versum Materials, Inc. 4.601% (US LIBOR+250 basis points), 9/30/2023[1,2,5]	437,061
296,000	Vertiv Group Corp. 6.629% (US LIBOR+400 basis points), 11/30/2023[1,2,5]	279,103
398,000	Virgin Media Bristol LLC 4.984% (US LIBOR+250 basis points), 1/15/2026[1,2,5]	394,233
638,177	Vistra Operations Co. LLC 4.057% (US LIBOR+200 basis points), 12/1/2025[1,2,5]	629,722
632,012	Western Digital Corp. 4.249% (US LIBOR+175 basis points), 4/29/2023[1,2,5]	616,474
477,679	XPO Logistics, Inc. 4.499% (US LIBOR+200 basis points), 2/23/2025[1,2,5]	470,308
	TOTAL BANK LOANS
	(Cost $18,253,898)	18,093,550
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.2%
9,000,000	BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class XB, 0.106%, 4/14/2033[1,3,4,9]	71,037
72,393	BBCMS Trust Series 2014-BXO, Class D, 5.484% (LIBOR 1 Month+300 basis points), 8/15/2027[2,3]	72,442
900,000	BB-UBS Trust Series 2012-SHOW, Class E, 4.026%, 11/5/2036[3,4]	876,834
1,000,000	BX Commercial Mortgage Trust Series 2018-BIOA, Class C, 3.605% (LIBOR 1 Month+112 basis points), 3/15/2037[2,3]	993,727

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$600,000	CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F, 5.034% (LIBOR 1 Month+255 basis points), 12/15/2037[2,3]	$603,371
2,524,425	CFCRE Commercial Mortgage Trust Series 2016-C3, Class XA, 1.048%, 1/10/2048[1,4,9]	145,912
500,000	Citigroup Commercial Mortgage Trust Series 2017-1500, Class D, 4.334% (LIBOR 1 Month+185 basis points), 7/15/2032[2,3]	495,657
	COMM Mortgage Trust
1,400,086	Series 2014-CR19, Class XA, 1.165%, 8/10/2047[1,4,9]	53,782
100,000	Series 2015-CR23, Class CMB, 3.685%, 5/10/2048[1,3,4]	100,548
2,000,000	Core Industrial Trust Series 2015-CALW, Class XB, 0.439%, 2/10/2034[3,4,9]	22,180
	Fannie Mae-Aces
182,008	Series 2013-M5, Class X2, 2.209%, 1/25/2022[4,9]	5,234
23,499,296	Series 2014-M8, Class X2, 0.381%, 6/25/2024[4,9]	370,936
55,729,386	Series 2012-M9, Class X2, 0.572%, 4/25/2022[4,9]	762,712
	Freddie Mac Multifamily Structured Pass-Through Certificates
900,000	Series K043, Class X3, 1.635%, 2/25/2043[1,4,9]	73,517
5,571,065	Series K044, Class X1, 0.745%, 1/25/2025[1,4,9]	198,703
2,900,000	Series K046, Class X3, 1.508%, 4/25/2043[1,4,9]	229,315
900,000	Series K050, Class X3, 1.553%, 10/25/2043[1,4,9]	76,799
2,300,000	Series K721, Class X3, 1.296%, 9/25/2022[1,4,9]	95,567
1,100,000	Series K052, Class X3, 1.613%, 1/25/2044[1,4,9]	101,460
4,600,000	Series K723, Class XAM, 0.853%, 9/25/2023[1,4,9]	160,913
	FREMF Mortgage Trust
125,000	Series 2012-K710, Class C, 3.933%, 6/25/2047[1,3,4]	124,696
240,000	Series 2015-K721, Class B, 3.565%, 11/25/2047[1,3,4]	242,303
	Government National Mortgage Association
10,070,471	Series 2013-139, Class IO, 0.445%, 10/16/2054[1,4,9]	281,933
1,573,121	Series 2013-175, Class IO, 0.687%, 5/16/2055[1,4,9]	50,442
960,038	Series 2014-120, Class IO, 0.695%, 4/16/2056[1,4,9]	35,824
1,882,198	Series 2015-93, Class IO, 0.755%, 11/16/2054[1,4,9]	83,457
6,945,607	Series 2017-169, Class IO, 0.733%, 1/16/2060[1,4,9]	443,623
8,241,646	Series 2017-185, Class IO, 0.594%, 4/16/2059[1,4,9]	456,801
6,656,737	Series 2018-41, Class IO, 0.794%, 5/16/2060[1,4,9]	474,492
8,978,001	Series 2018-52, Class IO, 0.582%, 7/16/2060[1,4,9]	516,971
13,679,493	Series 2019-8, Class IO, 0.574%, 11/16/2060[1,4,9]	933,680
10,196,751	Series 2019-14, Class IO, 0.728%, 11/16/2060[1,4,9]	865,409
	KGS-Alpha SBA COOF Trust
1,281,011	Series 2014-3, Class A, 1.426%, 5/25/2039[1,3,4,9,10,11]	40,432
186,561	Series 2015-2, Class A, 2.968%, 7/25/2041[1,3,4,9,10,11]	13,642
1,669,154	Series 2015-1, Class A, 1.512%, 10/25/2035[1,3,4,9,10,11]	63,376

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$964,972	Morgan Stanley Capital I Trust Series 2012-STAR, Class XA1, 1.843%, 8/5/2034[3,4,9]	$29,420
550,412	SG Residential Mortgage Trust Series 2018-1, Class A3, 3.735%, 4/27/2048[1,3,4]	552,417
2,774,946	Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class XA, 0.857%, 9/15/2058[1,4,9]	117,924
144,617	WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D, 5.055% (LIBOR 1 Month+257 basis points), 11/15/2029[1,2,3]	144,830
	WFRBS Commercial Mortgage Trust
6,400,000	Series 2014-C22, Class XB, 0.450%, 9/15/2057[1,4,9]	137,734
3,200,000	Series 2014-C21, Class XB, 0.605%, 8/15/2047[1,4,9]	105,997
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $11,231,368)	11,226,049
	COMMERCIAL PAPERS — 3.7%
2,000,000	American Electric Power Company, Inc. 2.680%, 4/4/2019	1,999,117
2,000,000	Lowe's Companies, Inc. 2.620%, 4/4/2019	1,999,121
2,000,000	Public Service Company of Colorado 2.630%, 4/5/2019	1,998,970
2,000,000	TE Connectivity Ltd. 2.630%, 4/1/2019	1,999,560
	TOTAL COMMERCIAL PAPERS
	(Cost $7,998,532)	7,996,768
	CORPORATE BONDS — 67.0%
	COMMUNICATIONS — 3.1%
1,000,000	AT&T, Inc. 3.583% (LIBOR 3 Month+89 basis points), 2/15/2023[2]	974,489
1,000,000	British Telecommunications PLC 4.500%, 12/4/2023[1,6]	1,045,773
450,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.250%, 9/30/2022[1]	458,437
125,000	Charter Communications Operating LLC / Charter Communications Operating Capital 3.579%, 7/23/2020[1]	125,909
500,000	Discovery Communications LLC 3.343% (LIBOR 3 Month+71 basis points), 9/20/2019[2]	500,465
214,000	DISH DBS Corp. 6.750%, 6/1/2021	220,634
150,000	Hughes Satellite Systems Corp. 6.500%, 6/15/2019	150,765

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$300,000	Level 3 Financing, Inc. 5.125%, 5/1/2023[1]	$302,625
600,000	Sirius XM Radio, Inc. 3.875%, 8/1/2022[1,3]	595,500
80,000	Sprint Communications, Inc. 7.000%, 3/1/2020[3]	82,100
143,750	Sprint Spectrum Co. LLC 3.360%, 3/20/2023[3]	143,707
200,000	TEGNA, Inc. 4.875%, 9/15/2021[1,3]	200,500
294,000	T-Mobile USA, Inc. 4.000%, 4/15/2022[1]	297,308
500,000	Verizon Communications, Inc. 3.614% (LIBOR 3 Month+100 basis points), 3/16/2022[2]	507,500
1,000,000	Vodafone Group PLC 3.769% (LIBOR 3 Month+99 basis points), 1/16/2024[2,6]	993,234
		6,598,946
	CONSUMER DISCRETIONARY — 6.6%
300,000	1011778 BC ULC / New Red Finance, Inc. 4.625%, 1/15/2022[1,3,6]	301,413
470,000	Carmike Cinemas, Inc. 6.000%, 6/15/2023[1,3]	491,761
485,000	Daimler Finance North America LLC 3.287% (LIBOR 3 Month+55 basis points), 5/4/2021[2,3]	484,242
	Delta Air Lines, Inc.
583,000	2.875%, 3/13/2020	581,933
500,000	3.400%, 4/19/2021	502,042
	ERAC USA Finance LLC
1,000,000	2.350%, 10/15/2019[3]	997,089
2,000,000	5.250%, 10/1/2020[3]	2,062,834
500,000	General Motors Co. 3.538% (LIBOR 3 Month+80 basis points), 8/7/2020[2]	499,366
	General Motors Financial Co., Inc.
500,000	4.200%, 3/1/2021[1]	507,148
1,000,000	4.200%, 11/6/2021	1,017,396
	GLP Capital LP / GLP Financing II, Inc.
250,000	4.875%, 11/1/2020[1]	254,750
300,000	5.375%, 11/1/2023[1]	315,807
1,000,000	Hyundai Capital America 3.744% (LIBOR 3 Month+94 basis points), 7/8/2021[2,3]	999,801
600,000	International Game Technology PLC 6.250%, 2/15/2022[1,3,6]	623,250

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$573,000	Lennar Corp. 4.750%, 11/15/2022[1]	$588,643
430,000	Marriott International, Inc. 3.245% (LIBOR 3 Month+65 basis points), 3/8/2021[2]	431,077
	MGM Resorts International
177,000	6.750%, 10/1/2020	185,408
300,000	6.000%, 3/15/2023	316,500
90,000	Royal Caribbean Cruises Ltd. 5.250%, 11/15/2022[6]	96,272
190,000	Service Corp. International 4.500%, 11/15/2020[1]	189,050
420,000	Toll Brothers Finance Corp. 5.875%, 2/15/2022[1]	441,840
309,000	United Continental Holdings, Inc. 6.000%, 12/1/2020	319,429
	Volkswagen Group of America Finance LLC
1,000,000	4.000%, 11/12/2021[3]	1,020,175
1,000,000	3.638% (LIBOR 3 Month+94 basis points), 11/12/2021[2,3]	1,001,728
		14,228,954
	CONSUMER STAPLES — 1.2%
500,000	Anheuser-Busch InBev Worldwide, Inc. 3.537% (LIBOR 3 Month+74 basis points), 1/12/2024[2]	495,625
750,000	BAT Capital Corp. 2.297%, 8/14/2020	742,315
266,000	C&S Group Enterprises LLC 5.375%, 7/15/2022[1,3]	266,997
1,000,000	General Mills, Inc. 3.783% (LIBOR 3 Month+101 basis points), 10/17/2023[2]	1,007,140
		2,512,077
	ENERGY — 2.1%
	Antero Resources Corp.
478,000	5.375%, 11/1/2021[1]	479,793
97,000	5.125%, 12/1/2022[1]	97,514
348,000	Continental Resources, Inc. 5.000%, 9/15/2022[1]	350,480
	DCP Midstream Operating LP
280,000	4.750%, 9/30/2021[1,3]	284,900
220,000	3.875%, 3/15/2023[1]	218,900
	Energy Transfer Operating LP
175,000	7.500%, 10/15/2020	186,316
320,000	4.250%, 3/15/2023[1]	328,309

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$500,000	Kinder Morgan, Inc. 4.068% (LIBOR 3 Month+128 basis points), 1/15/2023[2]	$501,698
200,000	Marathon Petroleum Corp. 5.375%, 10/1/2022[1,3]	202,972
225,000	NGPL PipeCo LLC 4.375%, 8/15/2022[1,3]	227,813
500,000	Phillips 66 3.246% (LIBOR 3 Month+60 basis points), 2/26/2021[1,2]	500,012
200,000	Range Resources Corp. 5.000%, 8/15/2022[1]	198,000
250,000	Rockies Express Pipeline LLC 5.625%, 4/15/2020[3]	255,313
225,000	Sabine Pass Liquefaction LLC 5.625%, 2/1/2021[1]	233,701
425,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.250%, 11/15/2023[1]	423,406
165,000	Williams Cos., Inc. 3.700%, 1/15/2023[1]	167,975
		4,657,102
	FINANCIALS — 32.4%
1,000,000	ABN AMRO Bank N.V. 3.171% (LIBOR 3 Month+41 basis points), 1/19/2021[2,3,6]	1,000,160
600,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.750%, 5/15/2019[6]	600,492
1,175,000	AIG Global Funding 3.061% (LIBOR 3 Month+46 basis points), 6/25/2021[2,3]	1,175,254
230,000	Ally Financial, Inc. 3.750%, 11/18/2019	230,575
665,000	American Express Co. 3.208% (LIBOR 3 Month+53 basis points), 5/17/2021[1,2]	666,786
215,000	American International Group, Inc. 3.300%, 3/1/2021[1]	216,345
	Bank of America Corp.
1,000,000	2.625%, 4/19/2021	997,508
1,000,000	3.421% (LIBOR 3 Month+66 basis points), 7/21/2021[1,2]	1,002,395
1,000,000	3.004% (LIBOR 3 Month+79 basis points), 12/20/2023[1,4]	996,018
1,000,000	3.251% (LIBOR 3 Month+65 basis points), 6/25/2022[1,2]	1,000,230
1,000,000	Barclays Bank PLC 2.650%, 1/11/2021[1,6]	992,132
1,000,000	Barclays PLC 4.063% (LIBOR 3 Month+138 basis points), 5/16/2024[1,2,6]	970,582
1,000,000	Capital One Financial Corp. 2.500%, 5/12/2020[1]	997,172

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$625,000	Capital One N.A. 2.400%, 9/5/2019[1]	$623,771
374,000	CIT Group, Inc. 5.000%, 8/15/2022	389,428
2,250,000	Citibank N.A. 3.400%, 7/23/2021[1]	2,279,326
	Citigroup, Inc.
500,000	3.664% (LIBOR 3 Month+107 basis points), 12/8/2021[1,2]	505,615
500,000	3.927% (LIBOR 3 Month+119 basis points), 8/2/2021[2]	507,090
500,000	3.572% (LIBOR 3 Month+79 basis points), 1/10/2020[1,2]	502,116
1,000,000	3.649% (LIBOR 3 Month+102 basis points), 6/1/2024[1,2]	1,001,550
	Citizens Bank N.A.
1,000,000	2.250%, 10/30/2020[1]	991,461
1,000,000	3.551% (LIBOR 3 Month+95 basis points), 3/29/2023[1,2]	1,000,733
1,000,000	3.413% (LIBOR 3 Month+72 basis points), 2/14/2022[1,2]	1,000,571
	Compass Bank
1,000,000	3.331% (LIBOR 3 Month+73 basis points), 6/11/2021[1,2]	994,671
1,210,000	2.750%, 9/29/2019[1]	1,208,852
500,000	Cooperatieve Rabobank UA 3.195% (LIBOR 3 Month+43 basis points), 4/26/2021[2,6]	501,408
	Credit Suisse Group A.G.
435,000	3.574%, 1/9/2023[1,3,6]	436,494
1,000,000	3.837% (LIBOR 3 Month+124 basis points), 6/12/2024[1,2,3,6]	994,343
	Danske Bank A/S
1,000,000	5.000%, 1/12/2022[3,6]	1,025,538
1,000,000	3.657% (LIBOR 3 Month+106 basis points), 9/12/2023[2,3,6]	959,577
	Discover Bank
1,500,000	3.100%, 6/4/2020[1]	1,503,391
600,000	3.200%, 8/9/2021[1]	602,828
	Equinix, Inc.
250,000	5.375%, 1/1/2022[1]	256,563
225,000	5.375%, 4/1/2023[1]	228,938
279,000	First Data Corp. 5.375%, 8/15/2023[1,3]	284,929
210,000	Fly Leasing, Ltd. 6.375%, 10/15/2021[1,6]	212,625
	Goldman Sachs Group, Inc.
1,250,000	3.811% (LIBOR 3 Month+120 basis points), 9/15/2020[1,2]	1,262,874
500,000	3.854% (LIBOR 3 Month+117 basis points), 11/15/2021[1,2]	504,650
1,000,000	HSBC Bank USA N.A. 4.875%, 8/24/2020	1,027,285
	HSBC Holdings PLC
500,000	4.311% (LIBOR 3 Month+166 basis points), 5/25/2021[2,6]	509,786

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	HSBC Holdings PLC
$635,000	3.283% (LIBOR 3 Month+60 basis points), 5/18/2021[1,2,6]	$634,659
1,000,000	3.683% (LIBOR 3 Month+100 basis points), 5/18/2024[1,2,6]	991,806
564,000	Huntington National Bank 2.375%, 3/10/2020[1]	562,042
401,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.875%, 2/1/2022[1]	406,013
500,000	ING Groep N.V. 3.751% (LIBOR 3 Month+115 basis points), 3/29/2022[2,6]	502,120
	JPMorgan Chase & Co.
1,000,000	4.500%, 1/24/2022	1,046,045
500,000	3.151% (LIBOR 3 Month+55 basis points), 3/9/2021[1,2]	500,476
1,500,000	3.225% (LIBOR 3 Month+61 basis points), 6/18/2022[1,2]	1,498,276
	KeyBank N.A.
1,000,000	2.250%, 3/16/2020	995,530
1,670,000	3.396% (LIBOR 3 Month+66 basis points), 2/1/2022[2]	1,676,236
	Lloyds Bank PLC
1,000,000	3.228% (LIBOR 3 Month+49 basis points), 5/7/2021[2,6]	997,859
1,000,000	5.800%, 1/13/2020[3,6]	1,023,026
1,000,000	Macquarie Group Ltd. 3.189% (LIBOR 3 Month+102 basis points), 11/28/2023[1,3,4,6]	990,605
	Mitsubishi UFJ Financial Group, Inc.
206,000	4.506% (LIBOR 3 Month+188 basis points), 3/1/2021[2,6]	210,976
1,000,000	3.355% (LIBOR 3 Month+74 basis points), 3/2/2023[2,6]	999,504
825,000	3.535%, 7/26/2021[6]	837,102
	Morgan Stanley
500,000	3.941% (LIBOR 3 Month+118 basis points), 1/20/2022[1,2]	504,923
2,500,000	2.625%, 11/17/2021	2,488,560
750,000	3.247% (LIBOR 3 Month+55 basis points), 2/10/2021[1,2]	750,726
1,000,000	NatWest Markets PLC 4.001% (LIBOR 3 Month+140 basis points), 9/29/2022[2,3,6]	1,001,005
300,000	Navient Corp. 6.625%, 7/26/2021	313,500
	Royal Bank of Scotland Group PLC
750,000	4.154% (LIBOR 3 Month+147 basis points), 5/15/2023[1,2,6]	747,042
1,000,000	4.151% (LIBOR 3 Month+155 basis points), 6/25/2024[1,2,6]	987,019
	Santander Holdings USA, Inc.
1,000,000	3.400%, 1/18/2023[1]	999,438
1,980,000	4.450%, 12/3/2021[1]	2,040,073
	Santander UK PLC
560,000	2.125%, 11/3/2020[6]	553,855
1,000,000	3.038% (LIBOR 3 Month+30 basis points), 11/3/2020[2,6]	998,711
1,500,000	3.246% (LIBOR 3 Month+62 basis points), 6/1/2021[2,6]	1,498,990

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$300,000	Springleaf Finance Corp. 6.125%, 5/15/2022	$310,500
78,000	Starwood Property Trust, Inc. 5.000%, 12/15/2021[1]	80,048
500,000	Sumitomo Mitsui Banking Corp. 3.123% (LIBOR 3 Month+35 basis points), 1/17/2020[2,6]	500,910
	Sumitomo Mitsui Financial Group, Inc.
500,000	4.281% (LIBOR 3 Month+168 basis points), 3/9/2021[2,6]	510,638
500,000	3.567% (LIBOR 3 Month+78 basis points), 7/12/2022[2,6]	500,699
900,000	SunTrust Bank 2.590% (LIBOR 3 Month+30 basis points), 1/29/2021[1,4]	897,914
360,000	Svenska Handelsbanken A.B. 2.955% (LIBOR 3 Month+36 basis points), 9/8/2020[2,6]	360,251
2,000,000	UBS A.G. 2.450%, 12/1/2020[1,3,6]	1,988,678
500,000	UBS Group Funding Switzerland A.G. 3.871% (LIBOR 3 Month+122 basis points), 5/23/2023[1,2,3,6]	503,249
1,000,000	Wells Fargo & Co. 2.100%, 7/26/2021	984,199
2,250,000	Wells Fargo Bank N.A. 3.325% (LIBOR 3 Month+49 basis points), 7/23/2021[1,4]	2,265,523
1,990,000	Zions Bancorp N.A. 3.500%, 8/27/2021	2,010,772
		69,831,560
	HEALTH CARE — 6.9%
1,000,000	Abbott Laboratories 2.900%, 11/30/2021[1]	1,004,184
600,000	Anthem, Inc. 2.500%, 11/21/2020	596,940
	Bayer U.S. Finance II LLC
1,000,000	3.231% (LIBOR 3 Month+63 basis points), 6/25/2021[1,2,3]	991,355
1,000,000	3.621% (LIBOR 3 Month+101 basis points), 12/15/2023[1,2,3]	985,310
	Becton, Dickinson and Co.
500,000	2.675%, 12/15/2019	498,386
500,000	3.637% (LIBOR 3 Month+103 basis points), 6/6/2022[2]	501,326
225,000	Centene Corp. 5.625%, 2/15/2021[1]	228,375
82,000	CHS/Community Health Systems, Inc. 5.125%, 8/1/2021[1]	80,614
	Cigna Corp.
2,000,000	3.200%, 9/17/2020[3]	2,010,780
1,000,000	3.265% (LIBOR 3 Month+65 basis points), 9/17/2021[1,2,3]	999,274

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
	CVS Health Corp.
$429,000	2.250%, 8/12/2019[1]	$428,015
1,000,000	3.321% (LIBOR 3 Month+72 basis points), 3/9/2021[2]	1,002,278
1,000,000	3.350%, 3/9/2021	1,007,622
1,000,000	Express Scripts Holding Co. 3.376% (LIBOR 3 Month+75 basis points), 11/30/2020[1,2]	1,000,042
410,000	Gilead Sciences, Inc. 1.850%, 9/20/2019	408,494
	HCA, Inc.
280,000	7.500%, 2/15/2022	308,784
300,000	6.500%, 2/15/2020	308,719
1,000,000	McKesson Corp. 3.650%, 11/30/2020	1,012,089
490,000	Shire Acquisitions Investments Ireland DAC 1.900%, 9/23/2019[6]	487,883
1,000,000	Takeda Pharmaceutical Co., Ltd. 4.000%, 11/26/2021[1,3,6]	1,025,434
		14,885,904
	INDUSTRIALS — 5.5%
500,000	BAE Systems Holdings, Inc. 2.850%, 12/15/2020[1,3]	498,381
500,000	General Dynamics Corp. 2.875%, 5/11/2020	501,655
	General Electric Co.
1,000,000	4.375%, 9/16/2020	1,019,030
1,000,000	3.416% (LIBOR 3 Month+62 basis points), 1/9/2020[1,2]	998,355
	Penske Truck Leasing Co. Lp / PTL Finance Corp.
1,000,000	3.300%, 4/1/2021[1,3]	1,003,742
1,000,000	2.500%, 6/15/2019[1,3]	998,638
1,500,000	4.125%, 8/1/2023[1,3]	1,543,788
1,250,000	Spirit AeroSystems, Inc. 3.411% (LIBOR 3 Month+80 basis points), 6/15/2021[1,2]	1,242,467
250,000	Textron, Inc. 7.250%, 10/1/2019	255,339
270,000	United Rentals North America, Inc. 4.625%, 7/15/2023[1]	274,219
2,000,000	United Technologies Corp. 3.333% (LIBOR 3 Month+65 basis points), 8/16/2021[1,2]	2,001,204
1,500,000	Wabtec Corp. 3.911% (LIBOR 3 Month+130 basis points), 9/15/2021[1,2]	1,498,230
		11,835,048

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MATERIALS — 4.5%
$200,000	Anglo American Capital PLC 4.125%, 4/15/2021[3,6]	$201,920
600,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 4.625%, 5/15/2023[1,3,6]	603,750
403,000	Ashland LLC 4.750%, 8/15/2022[1]	414,586
370,000	Chemours Co. 6.625%, 5/15/2023[1]	382,521
1,000,000	DowDuPont, Inc. 3.766%, 11/15/2020	1,018,264
535,000	EI du Pont de Nemours & Co. 3.266% (LIBOR 3 Month+53 basis points), 5/1/2020[2]	536,517
425,000	Freeport-McMoRan, Inc. 3.875%, 3/15/2023[1]	418,884
1,665,000	Glencore Funding LLC 4.125%, 3/12/2024[1,3]	1,681,105
280,000	Kinross Gold Corp. 5.125%, 9/1/2021[1,6]	288,400
435,000	Martin Marietta Materials, Inc. 3.314% (LIBOR 3 Month+65 basis points), 5/22/2020[2]	434,909
200,000	NOVA Chemicals Corp. 5.250%, 8/1/2023[1,3,6]	201,000
515,000	OI European Group B.V. 4.000%, 3/15/2023[1,3,6]	505,344
169,594	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.750%, 10/15/2020[1]	169,806
311,000	Sealed Air Corp. 4.875%, 12/1/2022[1,3]	320,949
	Steel Dynamics, Inc.
435,000	5.250%, 4/15/2023[1]	442,069
250,000	5.125%, 10/1/2021[1]	252,187
1,000,000	Syngenta Finance N.V. 3.698%, 4/24/2020[3,6]	1,003,561
	Teck Resources, Ltd.
576,000	4.750%, 1/15/2022[1,6]	590,323
200,000	3.750%, 2/1/2023[1,6]	199,768
		9,665,863
	TECHNOLOGY — 3.6%
1,000,000	Broadcom, Inc. 3.125%, 4/15/2021	998,820
379,000	CommScope Finance LLC 5.500%, 3/1/2024[1,3]	387,637

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
	Dell International LLC / EMC Corp.
$307,000	5.875%, 6/15/2021[1,3]	$312,755
412,000	4.420%, 6/15/2021[1,3]	422,696
	Hewlett Packard Enterprise Co.
304,000	3.600%, 10/15/2020[1]	306,651
1,500,000	3.500%, 10/5/2021[1]	1,519,699
28,000	IHS Markit Ltd. 5.000%, 11/1/2022[1,3,6]	29,212
406,000	IQVIA, Inc. 4.875%, 5/15/2023[1,3]	413,146
237,000	KLA-Tencor Corp. 3.375%, 11/1/2019[1]	237,602
1,000,000	Lam Research Corp. 2.750%, 3/15/2020[1]	999,122
770,000	Microchip Technology, Inc. 3.922%, 6/1/2021[3]	776,758
255,000	NXP BV / NXP Funding LLC 4.125%, 6/1/2021[3,6]	259,896
220,000	Open Text Corp. 5.625%, 1/15/2023[1,3,6]	225,500
500,000	QUALCOMM, Inc. 3.481% (LIBOR 3 Month+73 basis points), 1/30/2023[2]	499,877
400,000	Sensata Technologies B.V. 4.875%, 10/15/2023[3,6]	412,000
		7,801,371
	UTILITIES — 1.1%
450,000	AES Corp. 4.875%, 5/15/2023[1]	456,187
350,000	Calpine Corp. 6.000%, 1/15/2022[1,3]	353,938
500,000	Dominion Energy, Inc. 3.176% (LIBOR 3 Month+55 basis points), 6/1/2019[2,3]	500,272
1,000,000	Mississippi Power Co. 3.259% (LIBOR 3 Month+65 basis points), 3/27/2020[1,2]	999,617
		2,310,014
	TOTAL CORPORATE BONDS
	(Cost $143,627,682)	144,326,839

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 0.5%
1,182,226	Federated Treasury Obligations Fund - Institutional Class 2.256%, 4/3/2019[12]	$1,182,226
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,182,226)	1,182,226
	TOTAL INVESTMENTS — 100.0%
	(Cost $215,055,884)	215,587,849
	Liabilities in Excess of Other Assets — 0.0%	(19,608)
	TOTAL NET ASSETS — 100.0%	$215,568,241

LLC – Limited Liability Company

ULC – Unlimited Liability Corporation

LP – Limited Partnership

IO – Interest Only

PLC – Public Limited Company

[1]	Callable.
[2]	Floating rate security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $74,127,024 which represents 34.4% of Net Assets.
[4]	Variable rate security.
[5]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[6]	Foreign security denominated in U.S. Dollars.
[7]	All or a portion of the loan is unfunded.
[8]	Denotes investments purchased on a when-issued or delayed delivery basis.
[9]	Interest-only security.
[10]	Illiquid security. The total illiquid securities represent 0.1% of Net Assets. Total value of these securities is $117,450.
[11]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.1% of Net Assets. The total value of these securities is $117,450
[12]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

AAM/HIMCO Short Duration Fund

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

Note 1 – Organization

AAM/HIMCO Short Duration Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek to provide current income and long-term total return. The Fund’s inception date was June 30, 2014, but the Fund commenced investment operations on July 1, 2014. The Fund currently offers three classes of shares: Class A, Class C, and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees. Prior to January 15, 2015, short-term securities with remaining maturities of sixty days or less were valued at amortized cost, which approximates market value. Effective January 15, 2015, the Fund elected to no longer use amortized cost valuation method for those securities.

AAM/HIMCO Short Duration Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2019 (Unaudited)

(b) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(c) Bank Loans

The Fund may purchase participations in commercial loans (bank loans). Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intend to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest.

Note 3 – Federal Income Taxes

At March 31, 2019, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

AAM/HIMCO Short Duration Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2019 (Unaudited)

Cost of investments	$215,055,884

Gross unrealized appreciation	$1,245,198
Gross unrealized depreciation	(713,233)

Net unrealized appreciation on investments	$531,965

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

AAM/HIMCO Short Duration Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2019 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$32,762,417	$-	$32,762,417
Bank Loans	-	18,093,550	-	18,093,550
Commercial Mortgage-Backed Securities	-	11,108,599	117,450	11,226,049
Commercial Papers	-	7,996,768	-	7,996,768
Corporate Bonds[1]	-	144,326,839	-	144,326,839
Short-Term Securities	1,182,226	-	-	1,182,226
Total Investments	$1,182,226	$214,288,173	$117,450	$215,587,849

[1]	For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Balance as of June 30, 2018	$377,246
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	(222,103)
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	(1,833)
Net purchases	-
Net sales	-
Principal paydown	(35,860)
Balance as of March 31, 2019	$117,450

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2019:

	Fair Value March 31, 2019	Valuation Methodologies	Unobservable Input[1]	Impact to Valuation from an increase in Input[2]
Commercial Mortgage-Backed Securities	$117,450	Market Approach	Single Broker Indicative Quote	Increase

[1]	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
[2]	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	05/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	05/29/19

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	05/29/19